Investments - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Vermilion's ownership		21.00%
Fair value adjustment on investment				$ (2,560)	$ (1,743)
Amount of fair value of Vermilion's investment	$ 43,900		$ 88,100	$ 43,900	$ 88,100
fair value of Vermilion's investment in per share	$ 0.81		$ 0.8	$ 0.81	$ 0.8
Coelacanth Energy Inc
Statement [Line Items]
Vermilion's ownership	10.20%		20.80%	20.70%
Gain on disposition	$ 11,700			$ 11,698
Fair value adjustment on investment				$ (2,947)